Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	001-42033
Entity Registrant Name	CLEANCORE SOLUTIONS, INC.
Entity Central Index Key	0001956741
Entity Tax Identification Number	88-4042082
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5920 S. 118
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Circle
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	(877)
Local Phone Number	860-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZONE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false